Note 17 - Receivables and prepayments, net	12 Months Ended
Dec. 31, 2023
Note 17 - Receivables and prepayments, net
Note 17 - Receivables and prepayments, net

17      Receivables and prepayments, net

	Year ended December 31,
	2023	2022
Prepaid expenses and other receivables	104,015	47,419
Government entities	1,330	18,121
Employee advances and loans	14,316	10,701
Advances to suppliers and other advances	48,455	41,549
Government tax refunds on exports	8,210	8,898
Receivables from related parties	5,759	19,184
Others	50,173	41,418
	232,258	187,290
Allowance for other doubtful accounts, see note 25 (i)	(3,439)	(3,479)
	228,819	183,811